Loans and Credit from Banking Corporations	12 Months Ended
Dec. 31, 2024
Loans and Credit from Banking Corporations [Abstract]
LOANS AND CREDIT FROM BANKING CORPORATIONS
NOTE 10:	LOANS AND CREDIT FROM BANKING CORPORATIONS

Composition:

	December 31,
	2024	2023
	U.S. dollars in thousands

Short-term loan (*)	132	-
Credit from banking corporations	6	-

	138	-

(*)	On October 15, 2024, Social Proxy received a $163 thousand loan. The loan is repaid monthly over a period of 12 months and bears an annual interest of 12% on the initial loan amount.